THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
EMERGING MARKETS EQUITY FUND
OCTOBER 31, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 95.4%

	Shares	Value
BRAZIL — 1.6%

Magazine Luiza	19,802,350	$84,244,128

Rumo *	2,200	6,933

		84,251,061

CHINA — 43.9%

Alibaba Group Holding *	5,504,374	209,031,477

Alibaba Group Holding ADR *	798,726	243,363,825

Alibaba Health Information Technology *	15,630,690	41,260,790

Foshan Haitian Flavouring & Food, Cl A	2,006,957	48,027,508

GDS Holdings ADR *	1,330,402	111,806,984

Guangdong Investment	2,589,161	3,836,411

JD.com, Cl A *	532,567	21,612,549

JD.com ADR *	2,539,337	207,006,752

Jiangsu Hengrui Medicine, Cl A	5,335,015	70,820,086

KE Holdings ADR *	654,666	45,662,954

Kweichow Moutai, Cl A	684,241	170,484,154

Meituan, Cl B *	4,737,512	175,948,813

NetEase	9,135,515	159,787,680

NetEase ADR	255,160	22,145,336

New Oriental Education & Technology Group ADR *	298,016	47,795,806

TAL Education Group ADR *	821,600	54,603,536

Tencent Holdings	5,176,319	394,280,510

Tencent Holdings ADR	419,365	32,014,324

Wuliangye Yibin, Cl A	7,135,520	260,021,434

		2,319,510,929

HONG KONG — 0.9%

Hong Kong Exchanges & Clearing	1,019,822	48,975,794

INDIA — 13.7%

Hindustan Unilever	2,243,204	62,669,323

Housing Development Finance	7,346,175	190,825,319

Infosys	6,484,889	92,840,779

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
EMERGING MARKETS EQUITY FUND
OCTOBER 31, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INDIA (continued)

Infosys ADR	6,217,849	$88,728,705

Reliance Industries	7,256,227	201,811,262

Reliance Industries GDR	584,846	32,111,866

Tata Consultancy Services	1,520,287	54,614,311

		723,601,565

INDONESIA — 0.9%

Bank Central Asia	23,736,690	46,891,467

NETHERLANDS — 2.6%

ASML Holding	384,357	139,165,042

POLAND — 1.1%

Allegro.eu *	2,897,167	58,802,908

RUSSIA — 5.3%

MMC Norilsk Nickel PJSC ADR	2,809,116	66,716,505

Polymetal International	1,791,786	38,010,076

Polyus PJSC GDR	1,095,073	107,276,433

Yandex, Cl A *	1,147,231	66,046,089

		278,049,103

SINGAPORE — 2.8%

Sea ADR *	933,630	147,233,451

SOUTH KOREA — 5.1%

Samsung Electronics	4,996,835	251,235,252

SK Telecom	108,692	20,563,500

		271,798,752

TAIWAN — 6.2%

Taiwan Semiconductor Manufacturing	19,160,133	287,697,424

Taiwan Semiconductor Manufacturing ADR	471,810	39,570,705

		327,268,129

UNITED STATES — 11.3%

Communication Services — 0.1%

Facebook, Cl A *	29,655	7,802,527

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
EMERGING MARKETS EQUITY FUND
OCTOBER 31, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Consumer Discretionary — 4.8%

MercadoLibre *	209,660	$254,537,723

Information Technology — 6.4%

EPAM Systems *	253,224	78,233,555

Monolithic Power Systems	256,416	81,950,554

NVIDIA	350,501	175,727,181

		335,911,290

TOTAL UNITED STATES		598,251,540

Total Common Stock
(Cost $3,728,864,828)		5,043,799,741

PARTICIPATION NOTES — 0.3%

	Shares	Value

CHINA — 0.3%

Kweichow Moutai, Expires 3/31/2021 *	21,762	5,377,287

Wuliangye Yibin, Expires 3/31/2021 *	354,216	12,788,746

Total Participation Notes (Cost $5,626,370)		18,166,033

Total Investments— 95.7% (Cost $3,734,491,198)		$5,061,965,774

Percentages are based on Net Assets of $5,286,748,495.

*	Non-income producing security.

ADR	—	American Depositary Receipt
Cl	—	Class
GDR	—	Global Depositary Receipt
PJSC	—	Public Joint-Stock Company

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
EMERGING MARKETS EQUITY FUND
OCTOBER 31, 2020 (Unaudited)

The following is a summary of the inputs used as of October 31, 2020 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Brazil	$84,251,061	$—	$—	$84,251,061
China	764,399,517	1,555,111,412	—	2,319,510,929
Hong Kong	—	48,975,794	—	48,975,794
India	88,728,705	634,872,860	—	723,601,565
Indonesia	—	46,891,467	—	46,891,467
Netherlands	—	139,165,042	—	139,165,042
Poland	58,802,908	—	—	58,802,908
Russia	240,039,027	38,010,076	—	278,049,103
Singapore	147,233,451	—	—	147,233,451
South Korea	—	271,798,752	—	271,798,752
Taiwan	39,570,705	287,697,424	—	327,268,129
United States	598,251,540	—	—	598,251,540

Total Common Stock	$2,021,276,914	$3,022,522,827	$—	$5,043,799,741

Participation Notes
China	—	18,166,033	—	18,166,033

Total Investments in Securities	$2,021,276,914	$3,040,688,860	$—	$5,061,965,774

For the period ended October 31, 2020, there were no transfers in or out of level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

GQG-QH-001-0800

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
GLOBAL QUALITY EQUITY FUND
OCTOBER 31, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 97.6%

	Shares	Value
CANADA — 2.2%

Barrick Gold	115,018	$3,074,431

Shopify, Cl A *	3,560	3,294,531

		6,368,962

CHINA — 12.4%

Alibaba Group Holding *	197,792	7,511,255

Alibaba Group Holding ADR *	36,137	11,010,582

Meituan, Cl B *	73,344	2,723,959

Tencent Holdings	189,718	14,450,831

		35,696,627

DENMARK — 3.1%

Novo Nordisk, Cl B	140,443	9,013,989

FRANCE — 1.9%

Air Liquide	37,250	5,446,266

GERMANY — 0.1%

Deutsche Boerse	1,622	238,497

ITALY — 1.6%

Enel	563,417	4,490,684

SWITZERLAND — 3.8%

Nestle	95,536	10,752,376

Roche Holding	341	109,776

		10,862,152

UNITED KINGDOM — 3.7%

AstraZeneca ADR	213,781	10,723,255

UNITED STATES — 68.8%

Communication Services — 8.5%

Alphabet, Cl C *	5,686	9,217,063

Facebook, Cl A *	35,259	9,276,996

Netflix *	10,822	5,148,458

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
GLOBAL QUALITY EQUITY FUND
OCTOBER 31, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Communication Services (continued)

Pinterest, Cl A *	13,855	$816,752

		24,459,269

Consumer Discretionary — 7.0%

Amazon.com*	5,924	17,986,153

DR Horton	35,041	2,341,089

		20,327,242

Consumer Staples — 3.1%

Procter & Gamble	66,416	9,105,634

Financials — 1.6%

Progressive	51,946	4,773,837

Health Care — 10.9%

Abbott Laboratories	116,324	12,226,816

DexCom*	10,336	3,303,179

Humana	14,400	5,749,632

Johnson & Johnson	90	12,340

UnitedHealth Group	33,932	10,354,010

		31,645,977

Industrials — 2.4%

Lockheed Martin	19,825	6,941,327

Information Technology — 31.2%

Adobe*	19,532	8,732,757

Advanced Micro Devices *	88,211	6,641,406

Automatic Data Processing	304	48,020

Mastercard, Cl A	31,050	8,962,272

Microsoft	76,853	15,560,427

NVIDIA	31,335	15,710,116

PayPal Holdings *	29,049	5,406,890

salesforce.com*	36,299	8,431,169

ServiceNow*	22,705	11,297,327

Snowflake, Cl A *	8,805	2,201,426

Visa, Cl A	39,235	7,129,392

		90,121,202

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
GLOBAL QUALITY EQUITY FUND
OCTOBER 31, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Materials — 1.1%

Newmont	48,729	$3,062,130

Real Estate — 3.0%

Equinix	11,754	8,594,995

TOTAL UNITED STATES		199,031,613

Total Common Stock (Cost $259,402,951)		281,872,045

Total Investments— 97.6% (Cost $259,402,951)		$281,872,045

Percentages are based on Net Assets of $288,920,207.

*	Non-income producing security.

ADR	—	American Depositary Receipt
CI	—	Class

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
GLOBAL QUALITY EQUITY FUND
OCTOBER 31, 2020 (Unaudited)

The following is a summary of the inputs used as of October 31, 2020 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Canada	$6,368,962	$—	$—	$6,368,962
China	11,010,582	24,686,045	—	35,696,627
Denmark	—	9,013,989	—	9,013,989
France	—	5,446,266	—	5,446,266
Germany	—	238,497	—	238,497
Italy	—	4,490,684	—	4,490,684
Switzerland	—	10,862,152	—	10,862,152
United Kingdom	10,723,255	—	—	10,723,255
United States	199,031,613	—	—	199,031,613

Total Common Stock	$227,134,412	$54,737,633	$—	$281,872,045

Total Investments in Securities	$227,134,412	$54,737,633	$—	$281,872,045

For the period ended October 31, 2020, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

GQG-QH-003-0400

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
US SELECT QUALITY EQUITY FUND
OCTOBER 31, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 85.5%

	Shares	Value
UNITED STATES — 85.5%

Communication Services — 12.4%

Alphabet, Cl C *	3,500	$5,673,535

Facebook, Cl A *	35,893	9,443,807

Netflix *	9,840	4,681,282

Pinterest, Cl A *	61,362	3,617,290

		23,415,914

Consumer Discretionary — 7.0%

Amazon.com *	3,900	11,840,985

DR Horton	19,655	1,313,150

		13,154,135

Consumer Staples — 4.7%

Procter & Gamble	64,850	8,890,935

Financials — 1.8%

Progressive	36,851	3,386,607

Health Care — 16.6%

Abbott Laboratories	109,809	11,542,024

Bristol-Myers Squibb	50,054	2,925,656

DexCom *	6,000	1,917,480

Humana	16,402	6,548,991

UnitedHealth Group	27,500	8,391,350

		31,325,501

Industrials — 2.2%

Lockheed Martin	11,791	4,128,383

Information Technology — 35.6%

Adobe *	15,244	6,815,592

Advanced Micro Devices *	71,571	5,388,581

Mastercard, Cl A	17,000	4,906,880

Microsoft	69,762	14,124,712

NVIDIA	22,955	11,508,719

PayPal Holdings *	17,198	3,201,064

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
US SELECT QUALITY EQUITY FUND
OCTOBER 31, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Information Technology (continued)

salesforce.com *	22,219	$5,160,807

ServiceNow *	19,873	9,888,209

Snowflake, Cl A *	10,127	2,531,952

Visa, Cl A	20,000	3,634,200

		67,160,716

Materials — 1.8%

Newmont	55,000	3,456,200

Real Estate — 3.4%

Equinix	8,700	6,361,788

TOTAL UNITED STATES		161,280,179

Total Common Stock (Cost $136,851,748)		161,280,179

Total Investments— 85.5% (Cost $136,851,748)		$161,280,179

Percentages are based on Net Assets of $188,674,044.

*	Non-income producing security.

Cl — Class

As of October 31, 2020, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of October 31, 2020, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

GQG-QH-002-0500